COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of commitments under operating leases future minimum annual rental payments
At December 31, 2012, the Company had commitments under operating leases requiring future minimum annual rental payments as follows:

2013	$421
2014	421
2015	421
2016	421
2017	208
Thereafter	453

$2,345